Note 19 - Quaint Oak Bancorp, Inc. (Parent Company Only) - Balance Sheets (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Assets
Cash and cash equivalents	$ 9,300	$ 17,206	$ 13,937
Premises and equipment, net	1,730	1,834
Other assets	1,243	969
Total Assets	216,163	184,168
Liabilities and Stockholders' Equity
Stockholders' equity	20,790	19,036	17,575
Total Liabilities and Stockholders' Equity	216,163	184,168
Parent Company [Member]
Assets
Cash and cash equivalents	206	76	$ 259
Investment in Quaint Oak Bank	19,201	17,612
Premises and equipment, net	1,322	1,311
Other assets	77	50
Total Assets	20,806	19,049
Liabilities and Stockholders' Equity
Other liabilities	16	13
Stockholders' equity	20,790	19,036
Total Liabilities and Stockholders' Equity	$ 20,806	$ 19,049